Contractual Commitments and Contingencies - Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 20, 2014
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 262	$ 271	$ 253
Litigation | AngloGold Ashanti (Ghana) Limited
Disclosure of contingent liabilities [line items]
Contingent liabilities	97	97	97	$ 97
Litigation | Newmont Mining Co. Litigation
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Other tax disputes | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	21	24	15
Tax dispute | Brazilian Federal Tax Assessments
Disclosure of contingent liabilities [line items]
Contingent liabilities	21	24	15
Tax dispute | AngloGold Ashanti Colombia S.A.
Disclosure of contingent liabilities [line items]
Contingent liabilities	144	150	141
Tax dispute | Columbian Tax Office Assessment
Disclosure of contingent liabilities [line items]
Contingent liabilities	20	21	21
Tax dispute | Columbian Tax Office Interest and Penalties
Disclosure of contingent liabilities [line items]
Contingent liabilities	115	129	120
Tax dispute | Columbian Tax Office Interest and Penalties | Additional Penalties and Interest
Disclosure of contingent liabilities [line items]
Contingent liabilities	9
Groundwater pollution | Groundwater contamination plumes
Disclosure of contingent liabilities [line items]
Contingent liabilities	0	0	0
Groundwater pollution | Deep groundwater pollution
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 0	$ 0	$ 0